Related parties	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Related parties
Related parties

Parent and ultimate controlling party

The immediate parent of the Company is Packaging Finance Limited, the ultimate parent of the Company is Packaging Holdings Limited and the ultimate shareholder is Mr. Graeme Hart.

Transactions with key management personnel

Key management personnel compensation was comprised of:

	For the year ended December 31,
(In $ million)	2017	2016	2015
Short-term employee benefits	15	17	11
Long-term employee benefits	3	4	—
Total compensation expense to key management personnel	18	21	11

Certain key management personnel are compensated by related party entities outside of the Group and it is not possible to make a reasonable apportionment of their compensation in respect of the Group. Accordingly, the above amounts include no compensation in respect of these individuals.

There were no other transactions with key management personnel during the years ended December 31, 2017, 2016 and 2015.

Related party transactions

The entities and types of transactions with which the Group entered into related party transactions during the years are detailed below. All related parties detailed below have a common ultimate shareholder, except for the joint ventures.

	Transaction value for the year ended December 31,			Balance outstanding as of December 31,
(In $ million)	2017	2016	2015	2017	2016
Balances and transactions with immediate and ultimate parent entities
Included in trade and other payables				—	—
Tax loss transfer	—	(16)	—
Included in borrowings(a)(g)				—	(1)
Balances and transactions with joint ventures
Included in trade and other receivables, net				8	9
Sale of goods and services(b)(c)	22	24	52
Balances and transactions with Rank Group Limited
Included in related party and other non-current receivables(d)(g)				329	330
Interest income	17	17	19
Included in trade and other payables(g)				(31)	(59)
Recharges(e)	(5)	(7)	(17)
Management fee(f)	(31)	(47)	(65)
Tax loss transfer	(1)	(4)	(5)
Balances and transactions with Rank Group North America, Inc.
Included in trade and other receivables, net				—	—
Recharges	1	4	5
Included in trade and other payables				—	—
Recharges(e)	(16)	(15)	(15)
Balances and transactions with other related parties
Included in trade and other receivables, net				—	1
Sale of goods	—	—	1
Recharges	5	3	1
Included in trade and other payables				(1)	(1)

(a)	The borrowing due to the Company's ultimate parent was non-interest bearing, unsecured and repayable on demand.

(b)
All transactions with joint ventures are settled in cash. Sales of goods and services are negotiated on a cost-plus basis allowing a margin ranging from 3% to 6%. All amounts are unsecured, non-interest bearing and repayable on demand.

(c)	Includes related party transactions entered into by SIG before its sale in March 2015.

(d)
The loan receivable from Rank Group Limited accrues interest at a rate based on the average 90-day New Zealand bank bill rate, set quarterly, plus a margin of 3.25%. Interest is only charged or accrued if demanded by the Company. During the year ended December 31, 2017, interest was charged at 5.16% to 5.25% (2016: 5.31% to 5.78%; 2015: 6.21% to 6.92%). The loan is unsecured and repayable on demand. This loan is subordinated on terms such that, unless otherwise permitted, no payments can be made until the obligations under a senior secured credit facility of Rank Group Limited are repaid in full.

(e)
Represents certain costs paid by Rank Group Limited or Rank Group North America, Inc. on behalf of the Group that were subsequently recharged to the Group. These charges are for various costs incurred including services provided, financing and other activities. All amounts are unsecured, non-interest bearing and settled on normal trade terms.

(f)
The Group’s financing agreements permit the payment to related parties of management, consulting, monitoring and advising fees (the “Management Fee”) of up to 1.5% of the Group’s Adjusted EBITDA (as defined in the financing agreements) for the previous year. During the year ended December 31, 2016, the Group entered into a services agreement with Rank Group Limited. Rank Group Limited charged the Group a Management Fee of $31 million during the year ended December 31, 2017 in relation to the 2016 financial year. During the years ended December 31, 2016 and 2015, Rank Group Limited charged the Group a Management Fee of $30 million and $35 million, of which $30 million and $29 million, respectively, was included in continuing operations with the remainder included in discontinued operations, in relation to the 2015 and 2014 financial years, respectively. Also during the year ended December 31, 2016, Rank Group Limited charged the Group a Management Fee of $15 million in relation to the 2009 and 2010 financial years, of which $8 million was included in continuing operations with the remainder included in discontinued operations. In addition, the Group has accrued $31 million in 2017 in respect of an expected management fee related to the 2017 financial year.

(g)
In August 2017, Rank Group Limited repaid $24 million of the related party loan receivable balance and the Group, by way of a payment direction, repaid $23 million of outstanding related party trade payable balances due to Rank Group Limited and $1 million of outstanding related party borrowings due to the Company's ultimate parent.